OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
Schedule of other liabilities

	Note	2017	2016

Defined benefit plans	29	$78,891	$71,024
Asset retirement obligation	19	17,053	16,228
Deferred revenue		14,236	19,960
Balance payable on a business acquisition	10	—	5,553
Stock-based compensation[1]	23	1,151	1,823
Other		1,536	1,024
		$112,867	$115,612

[1]    The current $4.1 million portion of stock-based compensation is included in accounts payable and accrued charges ($2.3 million in 2016) (note 18).